LEASES (Schedule of Right-of-Use Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance at beginning year	$ 2,671
Additions during the year:
Depreciation	758	$ 767
Disposals during the year:
Balance at end of year	1,872	2,671
Cost [Member]
Statement Line Items [Line Items]
Balance at beginning year	3,422	3,290
Additions during the year:
Additions to right-of-use assets for new leases in the period	23	168
Revaluation recognized in CPI	(23)	19
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	(78)	(55)
Balance at end of year	3,344	3,422
Cost [Member] | Leasehold [Member]
Statement Line Items [Line Items]
Balance at beginning year	3,041	3,023
Additions during the year:
Additions to right-of-use assets for new leases in the period
Revaluation recognized in CPI	(16)	18
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period
Balance at end of year	3,025	3,041
Cost [Member] | Motor vehicles [Member]
Statement Line Items [Line Items]
Balance at beginning year	381	267
Additions during the year:
Additions to right-of-use assets for new leases in the period	23	168
Revaluation recognized in CPI	(7)	1
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	(78)	(55)
Balance at end of year	319	381
Accumulated depreciation [Member]
Statement Line Items [Line Items]
Balance at beginning year	751
Additions during the year:
Depreciation	758	767
Disposals during the year:
Disposals of right-of-use assets	(37)	(16)
Balance at end of year	1,472	751
Depreciated cost at end of year	1,872	2,671
Accumulated depreciation [Member] | Leasehold [Member]
Statement Line Items [Line Items]
Balance at beginning year	596
Additions during the year:
Depreciation	628	596
Disposals during the year:
Disposals of right-of-use assets
Balance at end of year	1,224	596
Depreciated cost at end of year	1,801	2,445
Accumulated depreciation [Member] | Motor vehicles [Member]
Statement Line Items [Line Items]
Balance at beginning year	155
Additions during the year:
Depreciation	130	171
Disposals during the year:
Disposals of right-of-use assets	(37)	(16)
Balance at end of year	248	155
Depreciated cost at end of year	$ 71	$ 226